Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred A shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Preferred A shares, authorized	100,000	100,000
Preferred A shares, issued		51,282
Preferred A shares, outstanding		51,282
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized	99,900,000	99,900,000
Ordinary shares, issued	15,896,040	9,157,324
Ordinary shares, outstanding	15,896,040	9,157,324